UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549




Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09.30.11

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Lumina Fund Management LLC

Address: 48 Wall Street Suite 1100, New York, NY, 10005



Form 13F File Number: 28-14205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diego Giurleo
Title: Managing Member
Phone: 212-918-4645

Signature, Place, and Date of Signing:

/S Diego Giurleo    New York, NY   10.28.11
[Signature]        [City, State]   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.



[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:None

[If there are no entries in this list, omit this section.]
Form 13F File Number
28-14205




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
Form 13F Information Table Entry Total: 24
Form 13F Information Table Value Total: 1,291,397

 (thousands (x$1000))

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]





FORM 13F INFORMATION TABLE


COLUMN 1 			COLUMN 2	 COLUMN 3 	COLUMN 4 	COLUMN 5 		COLUMN 6        COLUMN 7   COLUMN 8
										SHRS OR   SH/	PUT/	INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP		VALUE (x$1000)	PRN AMT   PRN 	CALL	DISCRETION	MANAGER	   SOLE   SHARED    NONE
ALLEGHENY TECHNOLOGIES INC	COM		 01741R102	740		20000	  SH		SOLE					    20000
ISHARES TR			BARCLYS TIPS BD	 464287176	1255		10980	  SH		SOLE					    10980
ISHARES TR			MSCI EMERG MKT	 464287234	2040		58180	  SH		SOLE			   		    58180
ISHARES TR			NASDQ BIO INDX	 464287556	2851		30540	  SH		SOLE					    30540
ISHARES TR			S&P GLO INFRAS	 464288372	296		9280	  SH		SOLE			   		    9280
ISHARES TR			RUSSELL 2000	 464287655	89		1380	  SH		SOLE					    1380
ISHARES TR			RUSSELL 2000	 464287655	24000		400000	  SH	PUT	SOLE					    400000
ISHARES TR			RUSSELL 2000	 464287655	13000		200000	  SH	CALL	SOLE					    200000
MARKET VECTORS ETF TR		AGRIBUS ETF	 57060U605	2449		56650	  SH		SOLE					    56650
OIL SVC HOLDRS TR		DEPOSTRY RCPT	 678002106	2093		20300	  SH		SOLE					    20300
PHARMACEUTICAL HLDRS TR		DEPOSTRY RCPT	 71712A206	2101		32200	  SH		SOLE					    32200
POWERSHARES QQQ TRUST		UNIT SER 1	 73935A104	3072		58500	  SH		SOLE					    58500
SELECT SECTOR SPDR TR		SBI INT-ENERGY	 81369Y506	2326		39700	  SH		SOLE			   		    39700
SELECT SECTOR SPDR TR		SBI INT-FINL	 81369Y605	2029		171500	  SH		SOLE					    171500
SELECT SECTOR SPDR TR		SBI INT-UTILS	 81369Y886	2754	 	81870	  SH		SOLE					    81870
SPDR SERIES TRUST		S&P METALS MNG	 78464A755	2084		46500	  SH		SOLE					    46500
SPDR GOLD TRUST			GOLD SHS	 78463V107	4368		28000	  SH	CALL	SOLE			   		    28000
SPDR S&P MIDCAP 400 ETF TR	USTER1 S&PDCRP	 78467Y107	944		6640	  SH		SOLE					    6640
SPDR SERIES TRUST		S&P HOMEBUILD	 78464A888	1130		85000	  SH		SOLE					    85000
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	144033		1272715	  SH		SOLE			   		    1272715
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	260985		2280000	  SH	CALL	SOLE			   		    2280000
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	814615		7260000	  SH	PUT	SOLE			   		    7260000
VANGUARD BD INDEX FD INC	INTERMED TERM	 921937819	743		8475	  SH		SOLE					    8475
YAHOO INC			COM		 984332106	1400		100000	  SH	CALL	SOLE					    100000